Inventories - Movements in the Provision for Losses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Provisions for losses, beginning	R$ 13,078	R$ 40,993	R$ 40,724
Addition to provision for adjustment to realizable value		5,974	2,245
Provision for obsolescence and other losses	10,028
Reversal of provision for adjustment to realizable value	(1,180)
Reversal of provision for obsolescence and other losses		(5,184)	(1,976)
Reclassification to assets held for sale		(28,705)
Provisions for losses, ending	R$ 21,926	R$ 13,078	R$ 40,993